UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2968

Name of Registrant:	Vanguard Trustees' Equity Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1:	Schedule of Investments

Vanguard International Value Fund

Schedule of Investments

As of July 31, 2009

		Shares	Market Value ($000)
Common Stocks (94.4%)[1]
Australia (2.2%)
	BHP Billiton Ltd.	811,900	25,619
	Australia & New Zealand Bank Group Ltd.	1,624,900	25,099
	Commonwealth Bank of Australia	504,911	17,890
	National Australia Bank Ltd.	861,821	17,492
	Westpac Banking Corp., Ltd.	739,624	13,319
^	Macquarie Group, Ltd.	255,900	9,404
	Telstra Corp. Ltd.	2,296,500	6,772
	Macquarie Airports Group	3,251,427	6,747
	Insurance Australia Group Ltd.	1,782,500	5,453
	Computershare Ltd.	594,100	4,874
	Tabcorp Holdings Ltd.	739,400	4,462

			137,131
Belgium (2.0%)
	Anheuser-Busch InBev NV	1,659,180	65,825
	Belgacom SA	1,074,590	38,496
	Delhaize Group	217,700	15,582
	Anheuser-Busch InBev NVP VVPR Strips	734,880	3

			119,906
Brazil (2.4%)
	Banco do Brasil SA	2,142,000	27,117
	Petroleo Brasileiro SA Series A ADR	764,267	25,756
	Redecard SA	1,190,400	17,718
	Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	700,425	16,631
	Vale SA Preferred ADR	965,481	16,606
	Petroleo Brasileiro SA ADR	364,700	15,040
	Companhia Energetica de Minas Gerais ADR	891,023	12,724
*	Companhia Brasileira de Meios de Pagamento	953,900	9,106
	Banco Bradesco SA	300,400	4,716
	Itau Unibanco Banco Multiplo SA	216,184	3,867

			149,281
Canada (2.1%)
	Barrick Gold Corp.	680,100	23,751
	Petro-Canada	539,900	22,298
	Bank of Nova Scotia, Halifax	374,712	15,973
^	IGM Financial, Inc.	335,560	14,014
	Canadian Imperial Bank of Commerce	154,700	9,522
	Nexen Inc.	447,896	9,284
	Sun Life Financial Services of Canada	207,480	7,092
	IAMGOLD Corp.	642,000	6,806
	BCE Inc.	287,600	6,602
	Royal Bank of Canada	100,247	4,772
	Talisman Energy, Inc.	280,000	4,328
	Biovail Corp.	320,700	4,272
	Fairfax Financial Holdings Ltd.	2,200	670

			129,384

China (4.7%)
	Lenovo Group Ltd.	108,764,258	51,507
	China Mobile (Hong Kong) Ltd.	4,201,500	44,088
	Baidu.com, Inc.	89,500	31,158
	Weichai Power Co., Ltd. Class H	4,836,800	22,043
	China Shenhua Energy Co. Ltd. H Shares	4,318,500	17,553
	China Construction Bank	20,254,000	16,268
	Denway Motors Ltd.	31,354,000	15,545
	China Communications Construction Co., Ltd.	11,855,000	15,334
	Industrial and Commercial Bank of China Ltd. Class H	21,104,000	15,154
	China Petroleum & Chemical Corp.	15,846,000	14,127
	Ping An Insurance (Group) Co. of China Ltd.	1,593,000	14,065
^	China State Construction International Holdings Ltd.	16,982,000	8,894
	Yanzhou Coal Mining Co. Ltd. H Shares	5,100,000	7,889
	Huaneng Power International, Inc. H Shares	9,490,000	7,430
	China Telecom Corp. Ltd.	11,458,000	5,958

			287,013
Czech Republic (0.3%)
	Ceske Energeticke Zavody a.s.	354,700	19,070

Denmark (0.6%)
	Novo Nordisk A/S B Shares	642,965	37,623

Finland (1.8%)
	Nokia Oyj	6,590,823	88,623
	Sampo Oyj A Shares	894,800	18,641

			107,264
France (10.4%)
	Sanofi-Aventis	2,096,854	137,191
	BNP Paribas SA	1,032,010	74,935
	Total SA	1,308,009	72,543
	France Telecom SA	2,721,515	67,882
	Axa	2,843,800	60,028
	GDF Suez	870,097	33,243
	LVMH Louis Vuitton Moet Hennessy	276,200	24,919
	Credit Agricole SA	1,732,046	24,669
	Societe Generale Class A	333,856	21,404
	Groupe Danone	384,941	20,608
	ArcelorMittal (Amsterdam Shares)	550,062	19,824
*	Renault SA	430,000	18,273
	Lagardere S.C.A.	410,100	15,302
	PPR	114,585	12,762
	Carrefour SA	233,715	10,959
	Electricite de France	193,100	9,563
	Casino Guichard-Perrachon SA	91,800	6,307
^	Vallourec SA	44,719	5,884

			636,296
Germany (8.8%)
	E.On AG	2,238,400	84,575
	Allianz AG	705,780	69,684
	Siemens AG	594,494	47,376
	Adidas AG	1,106,579	46,727
	Deutsche Post AG	2,947,190	46,569
	Deutsche Bank AG	610,700	39,468
	Bayer AG	552,864	33,882

	BASF AG	554,100	27,714
	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	181,100	27,408
	SAP AG	457,365	21,540
	Merck KGaA	226,148	21,033
	Deutsche Telekom AG	1,353,800	17,369
	RWE AG	166,180	14,020
	Henkel AG & Co. KGaA	293,401	10,783
	Metro AG	177,900	10,303
	Deutsche Lufthansa AG	611,000	8,245
	Celesio AG	167,900	4,471
^	Suedzucker AG	195,200	4,110
	Fresenius Medical Care AG	88,400	4,060

			539,337
Hong Kong (2.0%)
	Sun Hung Kai Properties Ltd.	4,123,000	62,599
	Swire Pacific Ltd. A Shares	3,612,000	40,522
	Esprit Holdings Ltd.	2,203,000	15,864
	Yue Yuen Industrial (Holdings) Ltd.	1,495,500	4,063

			123,048
India (0.6%)
	Infosys Technologies Ltd. ADR	450,380	19,380
	State Bank of India GDR	121,750	9,148
	HDFC Bank Ltd. ADR	62,032	6,065

			34,593
Indonesia (0.6%)
	PT Telekomunikasi Indonesia ADR	820,000	28,962
*	PT International Nickel Indonesia Tbk	15,554,500	6,738

			35,700
Israel (0.3%)
	Bezeq Israeli Telecommunication Corp., Ltd.	5,459,600	10,863
	Israel Chemicals Ltd.	892,500	10,321

			21,184
Italy (3.4%)
	Eni SpA	4,579,939	107,018
*	Intesa Sanpaolo SpA	12,189,900	45,327
	Telecom Italia SpA	11,230,800	17,581
	Enel SpA	1,941,200	10,549
*	UniCredit SpA	3,470,800	10,128
	Saipem SpA	320,850	8,695
	Telecom Italia SpA RNC	6,391,400	7,217

			206,515
Japan (10.6%)
	Canon, Inc.	1,849,400	68,549
	Sumitomo Mitsui Financial Group, Inc.	1,184,500	50,421
	Toyota Motor Corp.	1,032,000	43,316
	Kirin Brewery Co., Ltd.	2,245,000	33,449
	Hoya Corp.	1,360,900	32,709
	Mizuho Financial Group, Inc.	12,400,400	28,508
	Tokyo Electric Power Co.	1,067,000	27,315
	Fanuc Co., Ltd.	292,200	23,875
	Toshiba Corp.	5,098,000	22,500

	Fujitsu Ltd.	3,269,000	21,379
	Nippon Telegraph and Telephone Corp.	492,000	20,310
	Nissan Motor Co., Ltd.	2,753,200	19,977
	Shionogi & Co., Ltd.	933,000	19,169
	Mitsubishi Estate Co., Ltd.	1,099,000	18,241
	Sumitomo Trust & Banking Co., Ltd.	2,956,000	16,113
	Keyence Corp.	78,400	15,443
	Nintendo Co.	57,100	15,341
	KDDI Corp.	2,798	14,802
	Shin-Etsu Chemical Co., Ltd.	270,500	14,508
	Sharp Corp.	1,194,000	13,202
	Orix Corp.	204,600	12,872
	THK Co., Inc.	723,100	11,827
	Nomura Holdings Inc.	1,271,200	11,138
	Bank of Yokohama Ltd.	2,060,000	11,122
	Sumitomo Corp.	1,019,500	10,030
	Mitsubishi UFJ Financial Group	1,621,700	9,904
	Seven and I Holdings Co., Ltd.	393,700	9,223
	Mitsui Fudosan Co., Ltd.	463,000	8,479
	Osaka Gas Co., Ltd.	2,318,000	7,715
	Sony Corp.	275,700	7,685
	Sumitomo Realty & Development Co.	374,000	7,669
	Mitsubishi Chemical Holdings Corp.	1,455,500	6,514
	Furukawa Electric Co.	1,259,000	6,053
[2]	Mizuho Financial Group, Inc. Private Placement	2,414,100	5,550
	Aeon Co., Ltd.	479,000	4,645

			649,553
Mexico (0.5%)
	America Movil SA de CV Series L ADR	406,701	17,492
	Grupo Televisa SA ADR	414,300	7,495
	Grupo Financerio Banorte SA de CV	1,715,900	4,231

			29,218
Netherlands (1.8%)
	Unilever NV	1,353,220	36,881
	Heineken NV	678,730	26,996
	Koninklijke Ahold NV	1,726,080	19,608
	ING Groep NV	1,357,234	17,368
*	Randstad Holding NV	167,500	5,805

			106,658
New Zealand (0.2%)
	Telecom Corp. of New Zealand Ltd.	2,909,739	5,409
*	Fletcher Building Ltd.	988,200	4,710

			10,119
Norway (1.2%)
	Tandberg ASA	1,487,000	31,599
	StatoilHydro ASA	855,350	18,288
^,*	Renewable Energy Corp. AS	1,607,568	12,776
^,*	Subsea 7 Inc.	980,956	11,366

			74,029
Russia (2.3%)
	OAO Gazprom-Sponsored ADR (London Shares)	2,420,230	49,978
	LUKOIL Sponsored ADR	784,220	39,158
	MMC Norilsk Nickel ADR	2,864,128	28,653

	LUKOIL ADR	222,347	11,103
	Mobile TeleSystems ADR	198,219	8,323

			137,215
Singapore (1.2%)
	Singapore Telecommunications Ltd.	22,907,900	55,673
	DBS Group Holdings Ltd.	1,603,701	15,469

			71,142
South Africa (0.4%)
	Standard Bank Group Ltd.	1,281,978	15,408
	Bidvest Group Ltd.	856,390	11,877

			27,285
South Korea (3.3%)
	Samsung Electronics Co., Ltd.	150,569	88,656
*	KB Financial Group, Inc.	1,181,664	51,088
	SK Telecom Co., Ltd. ADR	1,533,300	25,805
	Samsung Electronics Co., Ltd. Pfd.	58,300	22,022
	Hana Financial Group Inc.	339,800	9,612
*	KB Financial Group, Inc. Rights Exp. 8/27/09	91,796	992

			198,175
Spain (1.2%)
	Banco Santander SA	2,402,992	34,798
	Telefonica SA	1,041,800	25,920
	Industria de Diseno Textil SA	197,695	10,638

			71,356
Sweden (2.0%)
^	Swedbank AB A Shares	4,377,655	33,728
	Telefonaktiebolaget LM Ericsson AB Class B	3,232,480	31,824
	Svenska Cellulosa AB B Shares	1,678,000	21,570
*	Electrolux AB Series B	683,000	12,816
	Nordea Bank AB	1,222,330	11,824
	Volvo AB B Shares	1,028,750	7,520

			119,282
Switzerland (6.3%)
	Novartis AG (Registered)	1,802,255	82,344
	Credit Suisse Group (Registered)	1,260,687	59,575
	Zurich Financial Services AG	301,230	59,155
	Roche Holdings AG	359,240	56,633
	Nestle SA (Registered)	1,376,293	56,558
	UBS AG	2,406,598	35,231
	ABB Ltd.	908,746	16,610
	Syngenta AG	40,658	9,357
	Lonza AG (Registered)	77,665	7,696
	Adecco SA (Registered)	46,600	2,246

			385,405
Taiwan (1.1%)
	AU Optronics Corp.	20,182,000	22,397
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,440,338	15,080
	Siliconware Precision Industries Co.	10,457,417	13,733
	Compal Electronics Inc. GDR	1,506,895	7,384
	Taiwan Semiconductor Manufacturing Co., Ltd.	3,960,704	7,053

			65,647

Thailand (0.3%)
	PTT Public Co. Ltd. (Foreign)	2,059,900	14,456
	Kasikornbank Public Co. Ltd. (Foreign)	1,174,300	2,756

			17,212
Turkey (1.4%)
	Turkcell Iletisim Hizmetleri A.S.	4,374,900	27,798
	Turkiye Is Bankasi A.S. C Shares	7,502,510	26,046
*	Turkiye Garanti Bankasi A.S.	5,330,600	18,953
*	Turkiye Vakiflar Bankasi T.A.O.	3,105,000	6,555
	Akbank T.A.S.	1,144,700	6,471

			85,823
United Kingdom (18.4%)
	Vodafone Group PLC	65,815,838	135,317
	BP PLC	12,218,300	101,323
	Barclays PLC	18,740,753	95,259
	GlaxoSmithKline PLC	4,420,880	84,702
	Prudential PLC	8,126,629	60,859
	Royal Dutch Shell PLC Class A (Amsterdam Shares)	1,835,400	48,072
	Aviva PLC	8,180,251	47,753
	Standard Chartered PLC	1,946,420	46,210
	British American Tobacco PLC	1,465,143	45,477
	Imperial Tobacco Group PLC	1,477,950	42,177
	Unilever PLC	1,571,200	41,415
	HSBC Holdings PLC	3,536,000	35,780
	Tesco PLC	5,228,357	32,026
	Reckitt Benckiser Group PLC	650,500	31,252
	BAE Systems PLC	5,375,390	27,569
	BHP Billiton PLC	986,309	25,833
	BG Group PLC	1,295,500	21,632
	Lloyds Banking Group PLC	14,829,476	21,073
	Centrica PLC	5,136,400	18,908
	Associated British Foods PLC	1,376,200	18,260
	Man Group PLC	3,877,420	17,920
	HSBC Holdings PLC (Hong Kong Shares)	1,525,469	15,284
	ICAP PLC	1,909,522	14,465
	Eurasian Natural Resources Corp.	933,981	13,470
	AstraZeneca Group PLC	287,200	13,377
	Smith & Nephew PLC	1,329,279	10,532
	Royal Bank of Scotland Group PLC	14,055,123	10,445
	Tate & Lyle PLC	1,297,400	7,957
	TUI Travel PLC	2,044,000	7,755
*	Wolseley PLC	279,800	6,261
	Rolls-Royce Group PLC	880,000	6,095
	Drax Group PLC	681,400	4,558
	Royal & Sun Alliance Insurance Group PLC	1,966,567	4,161
^	Thomas Cook Group PLC	966,200	3,504
	Old Mutual PLC	1,830,924	2,937
	BT Group PLC	1,066,220	2,251
	WPP PLC	283,000	2,183

			1,124,052
Total Common Stocks (Cost $5,976,719)			5,755,516

Coupon
Temporary Cash Investments (7.1%)[1]
Money Market Fund (6.8%)
[3,4]	Vanguard Market Liquidity Fund	0.335%	414,897,658	414,898

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.3%)
[5,6]	Federal Home Loan Bank	0.441%	9/30/09	8,000	7,998
[5,6]	Federal Home Loan Mortgage Corp.	0.210%	9/28/09	11,000	10,998

					18,996
Total Temporary Cash Investments (Cost $433,888)					433,894
Total Investments (101.5%) (Cost $6,410,607)					6,189,410
Other Assets and Liabilities-Net (-1.5%)[4,6]					(89,231)
Net Assets (100%)					6,100,179

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $79,631,000.
*	Non-income-producing security.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.8% and 3.7%, respectively, of net assets.

2	Restricted security represents 0.1% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $83,180,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6	Securities with a value of $16,996,000 and cash of $4,087,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

International Value Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At July 31, 2009, the cost of investment securities for tax purposes was $6,410,607,000. Net unrealized depreciation of investment securities for tax purposes was $221,197,000, consisting of unrealized gains of $716,933,000 on securities that had risen in value since their purchase and $938,130,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

International Value Fund

At July 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
Futures Contracts	Expiration	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Dow Jones EURO STOXX 50 Index	September 2009	2,347	87,712	8,112
FTSE 100 Index	September 2009	684	51,890	3,685
Topix Index	September 2009	490	49,183	2,161
S&P ASX 200 Index	September 2009	233	20,373	1,898

	Contract Amount (000)
Contract Settlement Date	Receive		Deliver		Unrealized Appreciation (Depreciation) ($000)
9/23/2009	EUR	50,063	USD	70,980	1,574
9/23/2009	GBP	29,077	USD	48,199	981
9/16/2009	JPY	4,476,271	USD	47,043	621
9/23/2009	AUD	22,223	USD	18,399	1,022
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

International Value Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	442,657	5,312,859	—
Temporary Cash Investments	414,898	18,996	—
Futures Contracts—Assets[1]	141	—	—
Futures Contracts—Liabilities[1]	(68)	—	—
Forward Currency Contracts—Assets	4,198	—	—
Total	861,826	5,331,855	—

Vanguard Diversified Equity Fund

Schedule of Investments

As of July 31, 2009

		Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
	Vanguard Growth and Income Fund Investor Shares	11,162,216	233,290
	Vanguard Windsor Fund Investor Shares	16,973,537	177,204
	Vanguard Windsor II Fund Investor Shares	8,425,878	175,427
	Vanguard U.S. Growth Fund Investor Shares	11,978,415	174,286
	Vanguard Morgan Growth Fund Investor Shares	12,977,891	173,514
	Vanguard Explorer Fund Investor Shares	2,320,017	117,300
	Vanguard Capital Value Fund	7,942,098	60,678
	Vanguard Mid-Cap Growth Fund	4,320,311	57,633
Total Investment Companies (Cost $1,554,721)			1,169,332
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 0.335% (Cost $1)	1,072	1
Total Investments (100.0%) (Cost $1,554,722)			1,169,333
Other Assets and Liabilities-Net (0.0%)			(208)
Net Assets (100%)			1,169,125
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Diversified Equity Fund

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At July 31, 2009, the cost of investment securities for tax purposes was $1,554,722,000. Net unrealized depreciation of investment securities for tax purposes was $385,389,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TRUSTEES' EQUITY FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	September 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES' EQUITY FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	September 18, 2009

VANGUARD TRUSTEES' EQUITY FUNDS

BY:	/s/THOMAS J. HIGGINS* THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER

Date:	September 18, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, Incorporated by Reference.